Discontinued Operations (Details)	Oct. 19, 2022 USD ($) shares
Discontinued Operations [Line Items]
Consideration amount | $	$ 10,000,000
Hongri [Member] | Ordinary shares [member]
Discontinued Operations [Line Items]
Sale of shares | shares	20,000